Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 12,929	$ 13,341
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	827	1,014
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	224	340
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 11,878	$ 11,987